Long - Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
June 30, 2021	$ 81,376
June 30, 2022	212,139
June 30, 2023	245,198
June 30, 2024	37,835
June 30, 2025 and thereafter	268,448
Total	$ 844,996